united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares			Value

	COMMON STOCK - 49.09%
	AGRICULTURE - 1.80%
1,992	Archer-Daniels-Midland Co.		$ 95,377
1,003	Bunge Ltd.		82,025
			177,402
	BUILDING MATERIALS - 3.30%
878	Martin Marietta Materials, Inc.		124,966
1,247	Owens Corning, Inc.		49,456
1,821	Vulcan Materials Co.		151,143
			325,565
	CHEMICALS - 8.35%
468	Airgas, Inc.		54,859
531	CF Industries Holdings, Inc.		162,608
3,646	K+S AG		117,781
6,618	Potash Corp. of Saskatchewan, Inc.		237,586
282	PPG Industries, Inc.		66,377
423	Praxair, Inc.		54,102
2,454	The Mosaic Co.		130,700
			824,013
	COAL - 0.06%
100	Alliance Resource Partners LP		3,955
200	Natural Resource Partners LP		1,586
			5,541
	ELECTRIC - 0.33%
6,272	Infraestructura Energetica Nova SAB de CV		32,969

	GAS - 0.75%
200	Amerigas Partners LP		9,846
1,056	NGL Energy Partners LP		32,229
513	Western Gas Equity Partners LP		32,083
			74,158
	HOUSEWARES - 0.86%
2150	Newell Rubbermaid, Inc.		84,474

	IRON/STEEL - 1.63%
2,364	Nucor Corp.		111,179
2,081	United States Steel Corp.		49,840
			161,019
	MINING - 7.29%
1,724	Agnico Eagle Mines, Ltd.		55,427
7,032	Alcoa, Inc.		104,003
7,358	BHP Billiton Ltd.		193,744
1,152	Franco-Nevada Corp.		60,823
100	HI-Crush Partners LP		3,639
13,138	Hindalco Industries Ltd.		32,990
15,112	Norsk Hydro ASA		86,621
Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)
Shares			Value

	MINING (Continued) - 7.29%
948	Rio Tinto Ltd.		$ 47,780
2,555	Silver Wheaton Corp.		55,162
5,000	Sumitomo Metal Mining Co., Ltd.		78,937
			719,126
	OIL & GAS - 6.89%
1,086	Anadarko Petroleum Corp.		91,474
200	Atlas Resource Partners LP		1,960
20,426	BP PLC		141,396
600	BreitBurn Energy Partners LP		4,302
200	Calumet Specialty Products Partners LP		5,568
896	EOG Resources, Inc.		80,389
100	EV Energy Partners LP		1,516
1,078	Exxon Mobil Corp.		95,446
200	Legacy Reserves LP		2,300
600	Linn Energy LLC		7,212
300	Memorial Production Partners LP		5,451
574	Occidental Petroleum Corp.		44,703
1,118	Phillips 66		87,718
100	Seadrill Partners LLC		1,531
200	Suburban Propane Partners LP		8,828
1,453	Valero Energy Corp.		89,636
100	Valero Energy Partners LP		5,329
300	Vanguard Natural Resources LLC		4,974
			679,733
	OIL & GAS SERVICES - 2.66%
100	Exterran Partners LP		2,342
1,469	Halliburton Co.		63,079
735	Schlumberger Ltd.		61,858
3,369	Superior Energy Services, Inc.		75,398
321	Targa Resources Corp.		31,965
946	Western Refining Logistics LP		28,219
			262,861
	PACKAGING & CONTAINERS - 0.71%
841	Packaging Corp of America		69,685

	PIPELINES - 12.08%
380	Atlas Pipeline Partners LP		10,119
450	Buckeye Partners LP		34,983
1,340	Columbia Pipeline Partners LP *		37,105
850	Crestwood Midstream Partners LP		12,733
300	DCP Midstream Partners LP		11,940
878	Dominion Midstream Partners LP *		35,998
700	Enbridge Energy Partners LP		27,433
560	Energy Transfer Equity LP		35,767
1,735	Energy Transfer Partners LP		103,198

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)
Shares			Value

	PIPELINES (Continued) - 12.08%
903	EnLink Midstream LLC		$ 30,124
550	EnLink Midstream Partners LP		14,773
3,930	Enterprise Products Partners LP		131,026
100	EQT Midstream Partners LP		8,322
200	Genesis Energy LP		9,200
1,368	Kinder Morgan, Inc.		56,102
1,250	Magellan Midstream Partners LP		102,750
600	MarkWest Energy Partners LP		38,970
484	MPLX LP		39,785
200	NuStar Energy LP		12,608
500	ONEOK Partners LP		20,895
520	Phillips 66 Partners LP		37,019
2,000	Plains All American Pipeline LP		99,780
1,101	Plains GP Holdings LP		31,533
1,000	Regency Energy Partners LP		24,390
790	Shell Midstream Partners LP		30,857
200	Spectra Energy Partners LP		10,668
500	Sunoco Logistics Partners LP		22,110
550	Targa Resources Partners LP		24,101
150	TC PipeLines LP		9,897
657	Tesoro Logistics LP		37,725
350	Western Gas Partners LP		24,353
579	Williams Cos., Inc.		28,394
743	Williams Partners LP		38,000
			1,192,658
	RETAIL - 0.05%
200	Ferrellgas Partners LP		5,080

	TRANSPORTATION - 2.33%
100	Golar LNG Partners LP		2,611
605	Kansas City Southern		70,083
621	Kirby Corp. *		47,867
100	Martin Midstream Partners LP		3,204
200	Navios Maritime Partners LP		2,450
200	Teekay LNG Partners LP		7,410
200	Teekay Offshore Partners LP		4,388
768	Union Pacific Corp.		92,360
			230,373

	TOTAL COMMON STOCK		4,844,657
	(Cost - $4,816,868)

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)
Shares			Value

	EXCHANGE TRADED FUND - 30.02%
	DEBT FUND - 30.02%
122,500	PowerShares Senior Loan Portfolio		$ 2,963,275
	TOTAL EXCHANGE TRADED FUND
	(Cost - $3,013,838)

	SHORT-TERM INVESTMENT - 13.84%
	MONEY MARKET FUND - 13.84%
1,366,052	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% + ^ * *		1,366,052
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,366,052)

	TOTAL INVESTMENTS - 92.95% (Cost - $9,196,758) (a)		$ 9,173,984
	OTHER ASSETS LESS LIABILITIES - 7.05%		696,103
	TOTAL NET ASSETS - 100.00%		$ 9,870,087

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.
^ Part or all of this security is a holding in North Peak Asset Management Fund Limited.
** Part or all of this security is a holding in North Peak Asset Management Fund Limited II.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,178,214 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 352,382
		Unrealized depreciation:	$ (356,612)
		Net unrealized depreciation:	$ (4,230)

			Unrealized
			Appreciation/
			(Depreciation)
Contracts	OPEN FUTURES CONTRACTS LONG - (0.50) % ^
16	Cocoa September 2015		$ 13,770
	(Underlying face Amount at Value $476,000)
1	Copper Future May 2015		(8,125)
	(Underlying face Amount at Value $67,288)
3	Feeder Cattle March 2015		(43,625)
	(Underlying face Amount at Value $302,850)
3	Gold April 2015		(24,690)
	(Underlying face Amount at Value $363,930)
5	Live Cattle June 2015		(20,570)
	(Underlying face Amount at Value $287,700)
1	NY Harbor ULSD Futures June 2015		3,436
	(Underlying face Amount at Value $81,094)
5	NYMEX Palladium June 2015		19,550
	(Underlying face Amount at Value $409,750)

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)
			Unrealized
			Appreciation/
Contracts			(Depreciation)

	OPEN FUTURES CONTRACTS LONG (Continued) - (0.50) % ^
1	Platinum Future April 2015		$ (2,940)
	(Underlying face Amount at Value $59,280)
1	Silver May 2015		(2,760)
	(Underlying face Amount at Value $82,790)
9	Soybean Future November 2015		15,188
	(Underlying face Amount at Value $448,875)
10	Soybean Meal May 2015		1,530
	(Underlying face Amount at Value $342,400)
	TOTAL OPEN FUTURES CONTRACTS LONG		(49,236)

	OPEN FUTURES CONTRACTS SHORT - 1.94% ^
3	Brent Crude Future December 2015		75,480
	(Underlying face Amount at Value $204,240)
25	Corn Future December 2015		(1,338)
	(Underlying face Amount at Value $521,875)
3	Crude Oil Future June 2015		25,860
	(Underlying face Amount at Value $161,520)
5	Gas Oil Future June 2015		71,150
	(Underlying face Amount at Value $287,875)
16	Lean Hogs April 2015		(4,000)
	(Underlying face Amount at Value $431,840)
7	Natural Gas Future April 2015		(7,070)
	(Underlying face Amount at Value $191,380)
31	World Sugar #11 July 2015		31,180
	(Underlying face Amount at Value $487,816)
	TOTAL OPEN FUTURES CONTRACTS SHORT		191,262

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURE CONTRACTS		$ 142,026

^ Part or all of this security is a holding in North Peak Asset Management Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,844,657	$ -	$ -	$ 4,844,657
Exchange Traded Fund	2,963,275	-	-	2,963,275
Short-term Investment	1,366,052	-	-	1,366,052
Total	$ 9,173,984			$ 9,173,984
Derivatives:
Futures	$ 142,026	$ -	$ -	$ 142,026
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

North Peak Asset Management Fund Limited (NPAMFL) – The Consolidated Portfolio of Investments of the Fund includes NPAMFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

NPAMFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, NPAMFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

North Peak Asset Management Fund Limited II (NPAMFL II) – The Consolidated Portfolio of Investments of the Fund includes NPAMFL II, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

NPAMFL II will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, NPAMFL II may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015 (Continued)

A summary of the Fund’s investments in NPAMFL and NPAMFL II is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2015	% of Fund Net Assets at February 28, 2015

NPAMFL	4/15/2014	$662,073	6.71%
NPAMFL II	3/18/2013	$100	0% *

* Less than 0.01%

Exchange Traded Funds –The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the PowerShares Senior Loan Portfolio ("PowerShares"). The Fund may redeem its investment from PowerShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of PowerShares.  The financial statements of PowerShares, including the portfolio of investments, can be found at www.powershares.com, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of February 28, 2015 the percentage of the Fund’s net assets invested in PowerShares was 30.02%.

Futures Contracts – The Fund is subject to commodity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risk Exposure Category	Unrealized Gain
Commodity	$ 142,026

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/23/15

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 4/23/15